Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 14: SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to March 31, 2021 through the date these financial statements were issued and has determined that it does not have any material subsequent events to disclose.

NOTE 16: SUBSEQUENT EVENTS

Subsequent to December 31, 2020, the following transactions occurred:

●	On January 06, 2021, the Company issued 3,800 shares of its Series B Preferred Stock in exchange for $35,000 of net proceeds from an investor. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On January 25, 2021, pursuant to the terms and conditions of a Note Purchase Agreement, the Company issued a Convertible Promissory Note (the “Quick Capital Note”) in the aggregate principal amount of $114,500, and received gross proceeds of $100,000 from the lender, Quick Capital, LLC (“Quick Capital”). The proceeds will be used for general corporate purposes. The Quick Capital Note (i) has a one-time interest charge of five percent (5%); (ii) is due and payable 90-days from issuance; and, (iii) can be converted into shares of the Company’s common stock upon an event of default, at a conversion price equal to the lesser of: (a) $0.01, or (b) 61% multiplied by the average of the two lowest trading prices for our Common Stock during the 20-days prior to the date of the conversion. In connection with, and as a condition to, the issuance of the Quick Capital Note, the Company also issued 5,725,000 shares of its common stock to Quick Capital. The Quick Capital Note and the shares of common stock were issued in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and/or Regulation D promulgated thereunder, and in reliance on similar exemptions under applicable state laws.

●	On January 27, 2021, the Company converted $45,150 of a promissory note into 12,541,667 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On January 27, 2021, the Company issued 41,666,667 shares of its common stock to Triton pursuant to the CSPA executed on December 11, 2020. The Company received $240,000 in net proceeds from the transaction. The issuance was of shares registered under the S-1 filed by the Company on December 28, 2020 and effective on January 26, 2021.

●	On February 02, 2021, the Company issued 20,684,000 shares of its common stock to Maxim Partners LLC pursuant to the Maxim Agreement. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On February 03, 2021, the Company issued 1,250,000 shares of its common stock to a member of the Company’s Advisory Board. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	Effective February 08, 2021 the Company entered into the Blue Citi Notes Settlement Agreement with Blue Citi (the “Notes Settlement”) to, among other things, settle all disputes regarding all convertible promissory notes issued in favor of Blue Citi (the “Blue Citi Notes”). The following terms, among others, applied to each of the Blue Citi Notes:

a.	All accrued and unpaid interest under the Blue Citi Notes shall be nullified in full and be deemed to be zero, and no further interest of any amount shall accrue on any of the Blue Citi Notes.

b.	At no time shall the total ownership of shares of the Company’s common stock by Blue Citi exceed 9.99% of the total number of issued and outstanding shares of common stock.

c.	The Company shall have no right to prepayment, or any other right to repay in cash, any of the Blue Citi Notes. Similarly, Blue Citi shall have no right to demand cash payment under any of the Blue Citi Notes.

d.	Blue Citi shall be limited in its sales of our common stock to a maximum of fifty million (50,000,000) shares each calendar week. However, in the event that the total volume of traded shares for our common stock exceeds three hundred million (300,000,000) in any calendar week, then the trading limitation for the following calendar week shall be increased to seventy five million (75,000,000) shares of common stock.

With regard to each of the respective Blue Citi Notes, the Company and Blue Citi further agreed as follows:

a.	Convertible note in the original principal amount of Two Hundred Thousand Dollars ($200,000) issued on 08 January 2020 shall have a fixed conversion price of $0.01, resulting in the issuance of 20,000,000 shares upon conversion.

b.	Convertible note in the original principal amount of Twenty Five Thousand Dollars ($25,000) issued on 01 July 2020 shall be nullified in full and be deemed to be zero, and be of no further force and effect.

c.	Convertible note in the original principal amount of One Hundred Fifty Thousand Dollars ($150,000) issued on 01 July 2020 shall have a fixed conversion price of $0.01, resulting in the issuance of 15,000,000 shares upon conversion.

d.	Convertible note in the original principal amount of Two Hundred Thousand Dollars ($200,000) issued on 03 August 2020 shall have a fixed conversion price of $0.005, resulting in the issuance of 40,000,000 shares upon conversion.

e.	Convertible note in the original principal amount of Three Hundred Thousand Dollars ($300,000) issued on 24 August 2020 shall have a fixed conversion price of $0.005, resulting in the issuance of 60,000,000 shares upon conversion.

f.	Convertible note in the original principal amount of Three Hundred Twenty Five Thousand Dollars ($325,000) issued on 30 September 2020 shall have a fixed conversion price of $0.015, resulting in the issuance of 21,666,667 shares upon conversion.

g.	Convertible note in the original principal amount of Four Hundred Thousand Dollars ($400,000) issued on 17 November 2020 shall have a fixed conversion price of $0.0035, resulting in the issuance of 34,285,714 shares upon conversion.

●	On February 09, 2021, the Company converted $120,000 of a promissory note into 34,285,714 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On February 10, 2021, the Company converted $200,000 of a promissory note into 40,000,000 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On February 10, 2021, the Company issued 41,666,667 shares of its common stock to Triton pursuant to the CSPA executed on December 11, 2020. The Company received $250,000 in net proceeds from the transaction. The issuance was of shares registered under the S-1 filed by the Company on December 28, 2020 and effective on January 26, 2021.

●	Effective February 12, 2021 Geneva Roth Remark Holdings, Inc. (“Geneva Roth”) and the Company finalized and closed the Securities Exchange Agreement (the “Geneva Exchange Agreement”). Geneva Roth was the holder of that certain Convertible Promissory Note in the original principal amount of Sixty Three Thousand Dollars ($63,000) dated September 10, 2020, with a maturity date of September 10, 2021 (the “Geneva Roth Note”). Pursuant to the Geneva Exchange Agreement, and solely in exchange for the Geneva Roth Note, Geneva Roth exchanged the Geneva Roth Note for six thousand five hundred sixty (6,560) shares of our Series B Preferred Stock. The Geneva Roth Note was thereafter cancelled and of no further force and effect. The issuance was exempt under Section 4(a)(2) and 3(a)(9) of the Securities Act.

●	On February 12, 2021, and effective January 31, 2021 the Company confirmed the earlier termination of each of the ArcMail Agreements. The Company has asserted numerous claims under the ArcMail Agreements. Further, Wala lost all rights to the ArcMail Assets through a foreclosure action brought by certain secured creditors of Wala (the “Wala Creditors”). The Company considers its relationship with Wala to be closed and will not pursue any further action in that regard.

●	On February 12, 2021 the Company closed its acquisition of the ArcMail Assets from the Wala Creditors pursuant to the terms and conditions of an Asset Sale Agreement executed by and between the Company and the Wala Creditors. The effective date of the Asset Sale Agreement and the acquisition was deemed to be January 31, 2021. Total purchase price (the “Purchase Price”) was One Million Four Hundred Four Thousand Dollars ($1,404,000), evidenced by three promissory notes in favor of the Wala Creditors in the total amount of the Purchase Price (the “Notes”). Interest accrues at the rate of four percent (4%) per annum. Payments under the Notes commence in 30-days and continue monthly thereafter for 60-months. The Notes are secured by a pledge of the ArcMail Assets as collateral under the terms of a Security Agreement in favor of the Wala Creditors. The foregoing descriptions of the Asset Sale Agreement; Notes; and, Security Agreement do not purport to be complete and are qualified in their entirety by the actual language contained in the Asset Sale Agreement, Notes, and Security Agreement, respectively.

●	On February 19, 2021, the Company converted $200,000 of a promissory note into 20,000,000 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On February 19, 2021, the Company converted $150,000 of a promissory note into 15,000,000 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On February 19, 2021, the Company issued 7,800 shares of its Series B Preferred Stock in exchange for $75,000 of net proceeds from an investor. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On February 19, 2021, the Company converted $100,000 of a promissory note into 20,000,000 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On February 23, 2021, the Company filed with the SEC its Schedule 14C, Preliminary Information Statement, providing notice that the Board of Directors and the holders of a majority of our shares entitled to vote had approved and authorized the following actions:

(1)	Amendment of our articles of incorporation (the “Articles of Incorporation”) to provide for a decrease in the authorized shares of the Company’s common stock from 1,800,000,000 to a number of not less than 10,000,000 and not more than 1,000,000,000 (the “Authorized Common Stock Reduction”), at any time prior to the one year anniversary of the filing of the Definitive Information Statement on Schedule 14C with respect to these actions the “Definitive Information Statement”), with the Board of Directors of the Company (the “Board”) having the discretion to determine whether or not the Authorized Common Stock Reduction is to be effected, and if effected, the exact number of the Authorized Common Stock Reduction within the above range.

(2)	That the Board be authorized to implement through the amendment to our Articles of Incorporation a reverse stock split of the Company’s Common Stock by a ratio of not less than 1-for-10 and not more than 1-for-2,000, (the “Reverse Split”), at any time prior to the one year anniversary of the filing of the Definitive Information Statement, with the Board having the discretion to determine whether or not the Reverse Split is to be effected, and if effected, the exact ratio for the Reverse Split within the above range.

●	On February 24, 2021, the Company converted $200,000 of a promissory note into 40,000,000 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On February 25, 2021, the Company converted $325,000 of a promissory note into 21,666,667 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On March 05, 2021, the Company issued 55,368,205 shares of its common stock to Triton pursuant to the CSPA executed on December 11, 2020. The Company is owed $332,209 in net proceeds from the transaction, which amount Triton has not yet paid to the Company. The issuance was of shares registered under the S-1 filed by the Company on December 28, 2020 and effective on January 26, 2021.

●	On March 15, 2021, the Company converted 4,500 shares of its Series B Preferred Stock into 7,680,508 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

●	On March 16, 2021, the Company converted 2,060 shares of its Series B Preferred Stock into 3,515,966 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.